Note 24 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Employee entitlements	$ 635	$ 1,802	$ 1,561
Litigation	0	485	1,104
Warranty	116	209	232
Remediation	353	306	0
Total current provisions	1,104	2,802	2,897
Employee entitlements	57	165	169
Total non-current provisions	57	165	169
Total provisions	$ 1,161	$ 2,967	$ 3,066